Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	₩ 65,154,636	₩ 60,186,867	₩ 52,939,771
Interest income	337,258	212,451	182,475
Interest expenses	(741,296)	(653,115)	(658,726)
Depreciation and amortization	(3,267,629)	(3,297,420)	(3,213,847)
Impairment loss on property, plant and equipment and others	(1,451,397)	(302,967)	(368,939)
Impairment loss on available-for-sale financial assets		(123,214)	(248,404)
Share of profit or loss of investment in associates and joint ventures	112,635	10,540	(88,677)
Income tax expense	(1,683,630)	(1,185,740)	(379,544)
Profit (loss)	1,932,386	2,909,311	1,032,065
Assets	78,776,991	79,785,629
Liabilities	32,104,377	32,458,904
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	102,258,628	95,059,704	81,885,203
Interest income	373,926	280,488	245,454
Interest expenses	(863,560)	(757,963)	(759,001)
Depreciation and amortization	(3,325,415)	(3,360,366)	(3,276,416)
Impairment loss on property, plant and equipment and others	(1,343,360)	(336,719)	(243,282)
Impairment loss on available-for-sale financial assets		(127,319)	(314,446)
Share of profit or loss of investment in associates and joint ventures	(1,049,335)	(1,721)	(554,872)
Income tax expense	(1,664,258)	(1,274,696)	(463,009)
Profit (loss)	1,331,419	3,160,761	135,026
Assets	101,878,001	101,542,757	101,525,764
Investment in subsidiaries, associates and joint ventures	18,922,074	19,113,739	19,206,073
Acquisition of non-currentassets	2,652,860	2,670,224	2,801,687
Liabilities	40,264,320	39,809,138	41,917,003
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	64,977,777	60,655,100	53,083,513
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	37,280,851	34,404,604	28,801,690
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	24,344,571	22,823,501	17,132,284
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	50,421,222	47,611,378	42,906,170
Interest income	199,016	128,827	126,210
Interest expenses	(468,681)	(422,357)	(459,345)
Depreciation and amortization	(2,812,666)	(2,856,133)	(2,788,535)
Impairment loss on property, plant and equipment and others	(1,057,474)	(149,840)	(99,165)
Impairment loss on available-for-sale financial assets		(95,261)	(225,225)
Share of profit or loss of investment in associates and joint ventures	(733,879)	8,352	(211,084)
Income tax expense	(1,307,292)	(977,853)	(495,874)
Profit (loss)	1,268,313	2,790,855	1,511,383
Assets	70,976,493	70,017,816	69,914,939
Investment in subsidiaries, associates and joint ventures	16,099,692	16,116,654	16,109,360
Acquisition of non-currentassets	2,239,467	2,033,184	2,334,842
Liabilities	20,289,037	19,057,249	20,292,764
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	32,358,009	30,230,368	26,844,154
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	18,063,213	17,381,010	16,062,016
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	12,496,287	12,004,614	8,992,783
Reportable segments [member] | Trading [member]
Disclosure of operating segments [line items]
Revenues	38,318,855	34,878,203	26,420,104
Interest income	36,437	32,799	40,424
Interest expenses	(189,165)	(121,967)	(70,841)
Depreciation and amortization	(210,493)	(206,490)	(165,863)
Impairment loss on property, plant and equipment and others	(86,085)	(140,839)	(45,995)
Impairment loss on available-for-sale financial assets			(28,988)
Share of profit or loss of investment in associates and joint ventures	(160,085)		(53,586)
Income tax expense	(52,914)	(109,710)	(18,629)
Profit (loss)	49,264	112,661	53,244
Assets	15,550,854	14,139,098	13,580,179
Investment in subsidiaries, associates and joint ventures	1,379,045	1,134,798	1,100,973
Acquisition of non-currentassets	132,017	286,185	249,597
Liabilities	11,454,079	10,386,294	10,134,170
Reportable segments [member] | Trading [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	22,407,717	20,802,207	16,774,078
Reportable segments [member] | Trading [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	15,911,138	14,075,996	9,646,026
Reportable segments [member] | Trading [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	8,743,666	8,043,643	5,296,847
Reportable segments [member] | Construction [member]
Disclosure of operating segments [line items]
Revenues	7,320,734	7,285,530	7,482,051
Interest income	115,019	100,922	65,256
Interest expenses	(111,101)	(112,983)	(102,292)
Depreciation and amortization	(36,840)	(42,123)	(57,719)
Impairment loss on property, plant and equipment and others	(82,521)	(37,476)	(9,426)
Impairment loss on available-for-sale financial assets		(18,637)	(35,331)
Share of profit or loss of investment in associates and joint ventures	(155,371)	(8,555)	(283,833)
Income tax expense	(238,441)	(109,961)	107,520
Profit (loss)	234	24,545	(1,403,712)
Assets	7,333,221	8,609,753	9,501,046
Investment in subsidiaries, associates and joint ventures	511,230	668,392	795,445
Acquisition of non-currentassets	49,095	99,190	25,533
Liabilities	4,386,852	5,744,693	6,780,380
Reportable segments [member] | Construction [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	6,769,410	6,886,606	6,768,348
Reportable segments [member] | Construction [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	551,324	398,924	713,703
Reportable segments [member] | Construction [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	465,057	329,215	557,526
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	6,197,817	5,284,593	5,076,878
Interest income	23,454	17,940	13,564
Interest expenses	(94,613)	(100,656)	(126,523)
Depreciation and amortization	(265,416)	(255,620)	(264,299)
Impairment loss on property, plant and equipment and others	(117,280)	(8,564)	(88,696)
Impairment loss on available-for-sale financial assets		(13,421)	(24,902)
Share of profit or loss of investment in associates and joint ventures		(1,518)	(6,369)
Income tax expense	(65,611)	(77,172)	(56,026)
Profit (loss)	13,608	232,700	(25,889)
Assets	8,017,433	8,776,090	8,529,600
Investment in subsidiaries, associates and joint ventures	932,107	1,193,895	1,200,295
Acquisition of non-currentassets	232,281	251,665	191,715
Liabilities	4,134,352	4,620,902	4,709,689
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	3,442,641	2,735,919	2,696,933
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	2,755,176	2,548,674	2,379,945
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 2,639,561	₩ 2,446,029	₩ 2,285,128